Material accounting policy information - Schedule of Useful Lives of Property, Plant and Equipment (Details)	12 Months Ended
Mar. 31, 2024
Plant equipment (except moulds)
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years
Footwear moulds
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	3 years
Show displays
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	5 years
Furniture and fixtures | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Estimated Useful Life	10 years